IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                           Five Cambridge Center
                                                             Cambridge, MA 02142
                                                                  (617) 234-3000


Integrated ARROs Fund I (the "Fund")

February, 2001

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2000. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statement of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 2000, including the schedule of portfolio investments as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended and the schedule of selected per unit operating performance, ratios and supplemental data for the year ended December 31, 2000. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 2000, and the results of its operations and changes in its net assets for the year then ended and the selected per unit operating performance, ratios and supplemental data for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $9,650,779 as of December 31, 2000, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/ Imowitz Koenig & Co., LLP                      Certified Public Accountants
-------------------------------

February 13, 2001
New York, New York

To the Unit-holders. Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

                          INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statement of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 1999, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the four years in the period ended December 31, 1999. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 1999, and the results of its operations and changes in its net assets for the year then ended and the selected per unit operating performance, ratios and supplemental data for each of the four years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,328,758 as of December 31, 1999, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/ Hays & Company
------------------


February 18, 2000
New York, New York

                             Integrated ARROs Fund I
                        Statements of Financial Condition

                                                                December 31,
                                                      --------------------------------
                                                          2000               1999
                                                      -------------     --------------
Assets

Cash and Cash Equivalents                              $   427,934        $   427,744

Investments in payment obligations, at minimum
termination value (cost $2,634,352)                      9,650,779         10,328,758
                                                      -------------     --------------

Total Assets                                            10,078,713         10,756,502

Liabilities

Distributions Payable                                      427,934            427,744
                                                      -------------     --------------

Net Assets                                             $ 9,650,779        $10,328,758
                                                      =============     ==============

Net Asset Value per unit (2,771 units outstanding)     $  3,482.78        $  3,727.45
                                                      =============     ==============


                        See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations


                                                              Year Ended December 31,
                                                           -----------------------------
                                                               2000            1999
                                                           ------------    -------------
Investment Income:

    Interest and discount earned, net of fund expenses       $ 812,892      $ 1,412,220
                                                           ============    =============


                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets

                                                           Year Ended December 31,
                                                       --------------------------------
                                                           2000               1999
                                                       -------------     --------------
Decrease in net assets from operations:

Net investment income                                     $ 812,892        $ 1,412,220
                                                       -------------     --------------

Net increase in net assets resulting from operations        812,892          1,412,220

Total declared as distributions to Unit Holders          (1,490,871)        (1,487,994)
                                                       -------------     --------------

Net decrease in net assets                                 (677,979)           (75,774)

Net assets:

Beginning of period                                      10,328,758         10,404,532
                                                       -------------     --------------

End of period                                           $ 9,650,779       $ 10,328,758
                                                       =============     ==============

                       See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

    Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

    The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on
    November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

     The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the

     Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

     The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $33,689 and $33,558 in such expenses from the proceeds of Payment Obligations received by the Fund in 2000 and 1999, respectively.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, Five Cambridge Center, Cambridge, Massachusetts 02142.


NAME                      POSITION WITH SPONSOR                  DIRECTOR/OFFICER SINCE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS


Dallas E. Lucas      Director, Vice President and Treasurer           August 1998          Mr. Lucas joined  NorthStar  Capital
                                                                                           in August 1998. From 1994 until then
                                                                                           he was the Chief  Financial  Officer
                                                                                           of  Crescent  Real  Estate  Equities
                                                                                           Company.  Prior  to  that  he  was a
                                                                                           financial   consulting   and   audit
                                                                                           manager in the real estate  services
                                                                                           group of Arthur Andersen LLP







David King           Director and President                           November 1997        Mr. King joined NorthStar Capital in
                     Secretary                                        November 2000        November 1997. From 1990 to 1997 Mr.
                                                                                           King was  associated  with Olympia &
                                                                                           York  Companies  (USA) where he held
                                                                                           the    position   of   Senior   Vice
                                                                                           President of Finance.  Prior to that
                                                                                           Mr. King was  employed  with Bankers
                                                                                           Trust  in its  real  estate  finance
                                                                                           group.


Steven Kauff         Director and Vice President                      July 1999            Mr. Kauff joined  NorthStar  Capital
                                                                                           in July  1999.  From 1996 to 1999 Mr
                                                                                           Kauff  was a  Manager  in  the  Real
                                                                                           Estate  and   Hospitality   Services
                                                                                           Group of Arthur Andersen LLP . Prior
                                                                                           to joining Arthur  Andersen LLP, Mr.
                                                                                           Kauff was with Price  Waterhouse LLP
                                                                                           in the Real Estate Industry Services
                                                                                           Group.


6.   DISTRIBUTION PAYABLE

     The Trustee declared a $427,934 ($154.43 per unit) distribution payable to unitholders of record as of December 31, 2000. Such distribution was paid on January 15, 2001.

7.   SIGNIFICANT TRANSACTIONS

     In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

     Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

     The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.

8.       IMPAIRMENT OF SECURITY

     The carrying value of the Partnership's portfolio investment in Denville Associates, LP has been reduced to its estimated fair market value as of December 31, 2000 due to a decline in the credit rating of the lessee.

                             Integrated ARROs Fund I
 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental
                                      Data

                                                                           YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------

                                                     2000            1999           1998           1997            1996
                                                  ------------   -------------  -------------  -------------   -------------
Per Unit Operating Performance

Net asset value, beginning of period               $ 3,727.45      $ 3,754.79     $ 4,159.59     $ 3,920.28      $ 3,295.59

Net investment income                                  293.36          509.65         634.59         459.69          678.56

Distributions                                         (538.03)        (536.99)     (1,039.39)       (220.38)         (53.87)
                                                  ------------   -------------  -------------  -------------   -------------

Net asset value, end of period                     $ 3,482.78      $ 3,727.45     $ 3,754.79     $ 4,159.59      $ 3,920.28
                                                  ============   =============  =============  =============   =============

Total investment return                              $ 293.36        $ 509.65       $ 634.59       $ 459.69        $ 678.56
                                                  ============   =============  =============  =============   =============

Ratios/Supplemental Data

Net assets, end of period                         $ 9,650,779    $ 10,328,758   $ 10,404,532   $ 11,526,225    $ 10,863,094

Ratio of expenses to average net assets                 0.34%           0.32%          0.13%            N/A             N/A

Ratio of net investment income to average
net assets                                              8.14%          13.62%         16.04%         11.38%          18.81%

Portfolio turnover rate                                   N/A             N/A            N/A            N/A             N/A


                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                December 31, 2000


 Partnership /
 Date Payment                                                                 Original          Simple
  Obligation                            Property              Type of         Principal        Interest           Accrued
   Incurred          Lessee             Location(s)           Property         Amount            Rate             Interest
------------------------------------------------------------------------------------------------------------------------------------

Walando             Walgreen           Orlando, FL           Office/           $820,000         13.0%            $1,445,232
03/18/81            Company                                  Warehouse
                                                             Building

Santex (2)          Albertson's        Venice, FL            Retail             570,000         17.0%             1,196,961
07/01/81            Inc.               Livermore, CA         Facilities


Lando               Albertson's        Portland, OR          Retail             783,451         16.0%             1,968,856
10/21/81            Inc.               Orlando, FL           Facilities
(amended                               Huntsville, AL
04/15/82)

Denville            Xerox              Lewisville, TX        Plant              963,048         15.0%             2,400,730
12/22/81            Corporation                              Facility
(amended
01/27/84)

Elway               Safeway            Billings, MT          Retail           1,429,042         18.5%             4,020,447
03/18/82            Stores, Inc.       Fort Worth, TX        Facilities              (5)
                                       Aurora, CO
                                       Mamoth Lakes, CA

Walstaff            Walgreen           Flagstaff, AZ         Warehouse/       1,159,762         16.0%             2,690,666
04/15/82            Arizona                                  Distribution
(amended            Drug Co.                                 Building
06/17/82)           (3)


Walcreek            Hercules           Walnut Creek,         Office           1,306,709         18.5%             2,916,756
08/01/82            Credit Inc.        CA                    Building
(amended            (4)
06/29/83,
12/3/84)
                                                                            ------------                      ----------------
                                                                             $7,032,012                         $16,639,648
                                                                            ============                      ================


  Discount To
   Arrive at
    Minimum                Periodic              Minimum
  Termination           Payment During         Termination
    Amount              Primary Term (1)          Amount
----------------------------------------------------------

   $1,290,509            5/1/96-4/1/06           $974,723
                            $11,883/mo


      810,617            9/1/96-8/1/06            956,344
                            $13,342/mo


    1,780,641            7/1/97-1/1/07            971,666
                          $62,656/semi



    2,870,223            8/1/98-7/1/08            493,555
                            $12,038/mo



    3,378,458            7/1/97-6/1/07          2,071,031
                         $22,027/mo (5)                (5)



    1,990,259           12/1/98-6/1/03          1,860,169
                         $156,738/semi




    1,900,174           10/1/97-9/1/07          2,323,291
                            $30,155/mo



--------------                              --------------
  $14,020,881                                  $9,650,779
==============                              ==============

------------------
(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                            INTERGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2000 THROUGH DECEMBER 31, 2000


                 ACCRUED                       ACCRUED                        ACCRUED                        ACCRUED
DATE             INTEREST         DATE         INTEREST         DATE          INTEREST         DATE          INTEREST

01-Jan-00      16,837,871      23-Feb-00      16,917,126      16-Apr-00      16,906,937      08-Jun-00      16,896,747
02-Jan-00      16,841,054      24-Feb-00      16,920,309      17-Apr-00      16,910,120      09-Jun-00      16,899,930
03-Jan-00      16,844,237      25-Feb-00      16,923,492      18-Apr-00      16,913,303      10-Jun-00      16,903,113
04-Jan-00      16,847,420      26-Feb-00      16,926,675      19-Apr-00      16,916,486      11-Jun-00      16,906,296
05-Jan-00      16,850,603      27-Feb-00      16,929,859      20-Apr-00      16,919,669      12-Jun-00      16,909,479
06-Jan-00      16,853,786      28-Feb-00      16,933,042      21-Apr-00      16,922,852      13-Jun-00      16,912,662
07-Jan-00      16,856,969      29-Feb-00      16,846,780      22-Apr-00      16,926,035      14-Jun-00      16,915,845
08-Jan-00      16,860,152      01-Mar-00      16,849,963      23-Apr-00      16,929,218      15-Jun-00      16,919,028
09-Jan-00      16,863,335      02-Mar-00      16,853,146      24-Apr-00      16,932,401      16-Jun-00      16,922,211
10-Jan-00      16,866,518      03-Mar-00      16,856,329      25-Apr-00      16,935,584      17-Jun-00      16,925,394
11-Jan-00      16,869,701      04-Mar-00      16,859,512      26-Apr-00      16,938,767      18-Jun-00      16,928,577
12-Jan-00      16,872,884      05-Mar-00      16,862,695      27-Apr-00      16,941,950      19-Jun-00      16,931,760
13-Jan-00      16,876,067      06-Mar-00      16,865,878      28-Apr-00      16,945,133      20-Jun-00      16,934,943
14-Jan-00      16,879,250      07-Mar-00      16,869,061      29-Apr-00      16,948,316      21-Jun-00      16,938,126
15-Jan-00      16,882,434      08-Mar-00      16,872,244      30-Apr-00      16,862,054      22-Jun-00      16,941,309
16-Jan-00      16,885,617      09-Mar-00      16,875,427      01-May-00      16,865,237      23-Jun-00      16,944,492
17-Jan-00      16,888,800      10-Mar-00      16,878,610      02-May-00      16,868,420      24-Jun-00      16,947,675
18-Jan-00      16,891,983      11-Mar-00      16,881,793      03-May-00      16,871,603      25-Jun-00      16,950,858
19-Jan-00      16,895,166      12-Mar-00      16,884,976      04-May-00      16,874,786      26-Jun-00      16,954,041
20-Jan-00      16,898,349      13-Mar-00      16,888,159      05-May-00      16,877,969      27-Jun-00      16,957,224
21-Jan-00      16,901,532      14-Mar-00      16,891,342      06-May-00      16,881,152      28-Jun-00      16,960,407
22-Jan-00      16,904,715      15-Mar-00      16,894,525      07-May-00      16,884,335      29-Jun-00      16,963,590
23-Jan-00      16,907,898      16-Mar-00      16,897,708      08-May-00      16,887,518      30-Jun-00      16,657,934
24-Jan-00      16,911,081      17-Mar-00      16,900,891      09-May-00      16,890,701      01-Jul-00      16,661,117
25-Jan-00      16,914,264      18-Mar-00      16,904,074      10-May-00      16,893,884      02-Jul-00      16,664,300
26-Jan-00      16,917,447      19-Mar-00      16,907,257      11-May-00      16,897,067      03-Jul-00      16,667,484
27-Jan-00      16,920,630      20-Mar-00      16,910,440      12-May-00      16,900,250      04-Jul-00      16,670,667
28-Jan-00      16,923,813      21-Mar-00      16,913,623      13-May-00      16,903,433      05-Jul-00      16,673,850
29-Jan-00      16,926,996      22-Mar-00      16,916,806      14-May-00      16,906,616      06-Jul-00      16,677,033
30-Jan-00      16,930,179      23-Mar-00      16,919,989      15-May-00      16,909,799      07-Jul-00      16,680,216
31-Jan-00      16,933,362      24-Mar-00      16,923,172      16-May-00      16,912,982      08-Jul-00      16,683,399
01-Feb-00      16,847,100      25-Mar-00      16,926,355      17-May-00      16,916,165      09-Jul-00      16,686,582
02-Feb-00      16,850,283      26-Mar-00      16,929,538      18-May-00      16,919,348      10-Jul-00      16,689,765
03-Feb-00      16,853,466      27-Mar-00      16,932,721      19-May-00      16,922,531      11-Jul-00      16,692,948
04-Feb-00      16,856,649      28-Mar-00      16,935,904      20-May-00      16,925,714      12-Jul-00      16,696,131
05-Feb-00      16,859,832      29-Mar-00      16,939,087      21-May-00      16,928,898      13-Jul-00      16,699,314
06-Feb-00      16,863,015      30-Mar-00      16,942,270      22-May-00      16,932,081      14-Jul-00      16,702,497
07-Feb-00      16,866,198      31-Mar-00      16,856,008      23-May-00      16,935,264      15-Jul-00      16,705,680
08-Feb-00      16,869,381      01-Apr-00      16,859,191      24-May-00      16,938,447      16-Jul-00      16,708,863
09-Feb-00      16,872,564      02-Apr-00      16,862,374      25-May-00      16,941,630      17-Jul-00      16,712,046
10-Feb-00      16,875,747      03-Apr-00      16,865,557      26-May-00      16,944,813      18-Jul-00      16,715,229
11-Feb-00      16,878,930      04-Apr-00      16,868,740      27-May-00      16,947,996      19-Jul-00      16,718,412
12-Feb-00      16,882,113      05-Apr-00      16,871,923      28-May-00      16,951,179      20-Jul-00      16,721,595
13-Feb-00      16,885,296      06-Apr-00      16,875,106      29-May-00      16,954,362      21-Jul-00      16,724,778
14-Feb-00      16,888,479      07-Apr-00      16,878,289      30-May-00      16,957,545      22-Jul-00      16,727,961
15-Feb-00      16,891,662      08-Apr-00      16,881,472      31-May-00      16,871,283      23-Jul-00      16,731,144
16-Feb-00      16,894,845      09-Apr-00      16,884,656      01-Jun-00      16,874,466      24-Jul-00      16,734,327
17-Feb-00      16,898,028      10-Apr-00      16,887,839      02-Jun-00      16,877,649      25-Jul-00      16,737,510
18-Feb-00      16,901,211      11-Apr-00      16,891,022      03-Jun-00      16,880,832      26-Jul-00      16,740,693
19-Feb-00      16,904,394      12-Apr-00      16,894,205      04-Jun-00      16,884,015      27-Jul-00      16,743,876
20-Feb-00      16,907,577      13-Apr-00      16,897,388      05-Jun-00      16,887,198      28-Jul-00      16,747,059
21-Feb-00      16,910,760      14-Apr-00      16,900,571      06-Jun-00      16,890,381      29-Jul-00      16,750,242
22-Feb-00      16,913,943      15-Apr-00      16,903,754      07-Jun-00      16,893,564      30-Jul-00      16,753,425

                  ACCRUED                        ACCRUED                        ACCRUED
    DATE          INTEREST         DATE          INTEREST          DATE         INTEREST

  31-Jul-00      16,667,163      22-Sep-00      16,746,418      14-Nov-00      16,736,229
  01-Aug-00      16,670,346      23-Sep-00      16,749,601      15-Nov-00      16,739,412
  02-Aug-00      16,673,529      24-Sep-00      16,752,784      16-Nov-00      16,742,595
  03-Aug-00      16,676,712      25-Sep-00      16,755,968      17-Nov-00      16,745,778
  04-Aug-00      16,679,895      26-Sep-00      16,759,151      18-Nov-00      16,748,961
  05-Aug-00      16,683,078      27-Sep-00      16,762,334      19-Nov-00      16,752,144
  06-Aug-00      16,686,261      28-Sep-00      16,765,517      20-Nov-00      16,755,327
  07-Aug-00      16,689,444      29-Sep-00      16,768,700      21-Nov-00      16,758,510
  08-Aug-00      16,692,627      30-Sep-00      16,682,438      22-Nov-00      16,761,693
  09-Aug-00      16,695,810      01-Oct-00      16,685,621      23-Nov-00      16,764,876
  10-Aug-00      16,698,993      02-Oct-00      16,688,804      24-Nov-00      16,768,059
  11-Aug-00      16,702,176      03-Oct-00      16,691,987      25-Nov-00      16,771,242
  12-Aug-00      16,705,359      04-Oct-00      16,695,170      26-Nov-00      16,774,425
  13-Aug-00      16,708,542      05-Oct-00      16,698,353      27-Nov-00      16,777,608
  14-Aug-00      16,711,726      06-Oct-00      16,701,536      28-Nov-00      16,780,791
  15-Aug-00      16,714,909      07-Oct-00      16,704,719      29-Nov-00      16,783,974
  16-Aug-00      16,718,092      08-Oct-00      16,707,902      30-Nov-00      16,540,974
  17-Aug-00      16,721,275      09-Oct-00      16,711,085      01-Dec-00      16,544,157
  18-Aug-00      16,724,458      10-Oct-00      16,714,268      02-Dec-00      16,547,340
  19-Aug-00      16,727,641      11-Oct-00      16,717,451      03-Dec-00      16,550,523
  20-Aug-00      16,730,824      12-Oct-00      16,720,634      04-Dec-00      16,553,706
  21-Aug-00      16,734,007      13-Oct-00      16,723,817      05-Dec-00      16,556,889
  22-Aug-00      16,737,190      14-Oct-00      16,727,000      06-Dec-00      16,560,072
  23-Aug-00      16,740,373      15-Oct-00      16,730,183      07-Dec-00      16,563,255
  24-Aug-00      16,743,556      16-Oct-00      16,733,366      08-Dec-00      16,566,438
  25-Aug-00      16,746,739      17-Oct-00      16,736,549      09-Dec-00      16,569,621
  26-Aug-00      16,749,922      18-Oct-00      16,739,732      10-Dec-00      16,572,804
  27-Aug-00      16,753,105      19-Oct-00      16,742,915      11-Dec-00      16,575,987
  28-Aug-00      16,756,288      20-Oct-00      16,746,098      12-Dec-00      16,579,170
  29-Aug-00      16,759,471      21-Oct-00      16,749,281      13-Dec-00      16,582,353
  30-Aug-00      16,762,654      22-Oct-00      16,752,464      14-Dec-00      16,585,536
  31-Aug-00      16,676,392      23-Oct-00      16,755,647      15-Dec-00      16,588,719
  01-Sep-00      16,679,575      24-Oct-00      16,758,830      16-Dec-00      16,591,902
  02-Sep-00      16,682,758      25-Oct-00      16,762,013      17-Dec-00      16,595,085
  03-Sep-00      16,685,941      26-Oct-00      16,765,196      18-Dec-00      16,598,268
  04-Sep-00      16,689,124      27-Oct-00      16,768,379      19-Dec-00      16,601,452
  05-Sep-00      16,692,307      28-Oct-00      16,771,562      20-Dec-00      16,604,635
  06-Sep-00      16,695,490      29-Oct-00      16,774,745      21-Dec-00      16,607,818
  07-Sep-00      16,698,673      30-Oct-00      16,777,928      22-Dec-00      16,611,001
  08-Sep-00      16,701,856      31-Oct-00      16,691,666      23-Dec-00      16,614,184
  09-Sep-00      16,705,039      01-Nov-00      16,694,849      24-Dec-00      16,617,367
  10-Sep-00      16,708,222      02-Nov-00      16,698,032      25-Dec-00      16,620,550
  11-Sep-00      16,711,405      03-Nov-00      16,701,215      26-Dec-00      16,623,733
  12-Sep-00      16,714,588      04-Nov-00      16,704,398      27-Dec-00      16,626,916
  13-Sep-00      16,717,771      05-Nov-00      16,707,581      28-Dec-00      16,630,099
  14-Sep-00      16,720,954      06-Nov-00      16,710,765      29-Dec-00      16,633,282
  15-Sep-00      16,724,137      07-Nov-00      16,713,948      30-Dec-00      16,636,465
  16-Sep-00      16,727,320      08-Nov-00      16,717,131      31-Dec-00      16,639,648
  17-Sep-00      16,730,503      09-Nov-00      16,720,314
  18-Sep-00      16,733,686      10-Nov-00      16,723,497
  19-Sep-00      16,736,869      11-Nov-00      16,726,680
  20-Sep-00      16,740,052      12-Nov-00      16,729,863
  21-Sep-00      16,743,235      13-Nov-00      16,733,046